Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss carryforwards, expiration year	2029
Deferred tax assets, valuation allowance	$ 1,340,152	$ 1,004,029	$ 505,871
Canadian Federal Income Tax Purposes [Member]
Net operating loss carryovers	$ 5,057,176	$ 3,788,788